Provisions and other liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Obligation	$ 15,791	$ 13,632
Reasonably possible change in the discount rate	1.00%
Increase (decrease) in liability through change in discount rate	$ (155)
Non-derivative financial liabilities	48,809	47,933
Asset retirement obligations
Disclosure of other provisions [line items]
Decrease in obligation	2,669
Obligation	13,598	$ 10,928
Undiscounted obligation	20,114
Increase (decrease) in liability through change in discount rate	(157)
Asset retirement obligations | Increase in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in liability through change in discount rate	(1,400)
Asset retirement obligations | Decrease in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in liability through change in discount rate	$ 2,100